UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

1270 Avenue of the Americas

27th Floor

New York, NY 10020

(Address of principal executive offices)

(646) 291-2300

(Registrant’s telephone number, including area code)

Jay Kesslen

Horizon Kinetics, LLC

1270 Avenue of the Americas

27th Floor

New York, NY 10020

(Name and address of agent for service of process)

(646) 291-2300

(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

June 30, 2026

(Date of reporting period)

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Renn Fund, Inc.

Semi-Annual Report

June 30, 2026

(Unaudited)

RENN Fund, Inc.

TABLE OF CONTENTS
June 30, 2026 (Unaudited)

Consolidated Financial Statements:
Consolidated Schedule of Investments	3
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	10
Consolidated Notes to Financial Statements	11
Other Information	22
Service Providers	23

RENN Fund, Inc.

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 11.4%
112,990	Fidelity Government Cash Reserves Portfolio - Institutional Class, 3.36% (1)	$112,990	$112,990
2,510,314	Fidelity Investment Money Market Funds Government Portfolio - Class III, 3.28%(1)	2,510,314	2,510,314

	Total Money Market Funds	2,623,304	2,623,304

	COMMON EQUITIES – 87.32%
	Accomodations – 0.30%
2,000	Civeo Corp.(3)(5)	54,150	70,000

	Communication Services – 0.03%
400	IG Port, Inc.	6,557	3,213
200	TOEI Animation Co. Ltd.	4,839	2,994
		11,396	6,207

	Electric Power Generation, Transmission and Distribution – 3.93%
68,550	Hawaiian Electric Industries, Inc.(3)	778,198	927,482

	Financial Services – 0.64%
973	Associated Cap Group - Class A	40,594	34,931
72	Burford Capital, Ltd.	611	295
2	Circle Internet Group, Inc.(3)	187	125
2	Fairfax Financial Holdings Ltd.(5)	2,734	3,294
416	Fairfax India Holdings Corp.(3)(5)(6)	6,734	7,584
113,964	Tetra Digital Group, Inc.(2)(3)(4)	100,000	96,423
2	White Mountains Insurance Group, Inc.(5)	3,456	4,147
		154,316	146,799

	Industrial Specialties – 0.69%
100,000	Nocopi Technologies, Inc. (3)(6)	150,000	159,000

	Live Sports (Spectator Sports) – 1.48%
5,091	Big League Advance, LLC(2)(3)(4)	280,000	340,130

	Metal Mining – 2.09%
3	Anglo American PLC - ADR	46	74
19,510	Mesabi Trust	534,586	493,603
1	Valterra Platnium Ltd. - ADR	7	11
		534,639	493,688
	COMMON EQUITIES – 87.32% (Continued)
	Medicinal Chemicals and Botanical Products – 6.84%
145,000	FitLife Brands, Inc.(3)	$8,572,634	$1,596,450

	Oil and Gas – 36.51%
108	Cross Timbers Royalty Trust	1,160	976
21,301	Permian Basin Royalty Trust	341,606	533,377
16,306	PrairieSky Royalty Ltd.	207,079	364,910
100	Sabine Royalty Trust	8,002	7,320
17,172	Texas Pacific Land Corp.	1,079,738	7,515,154
		1,637,585	8,421,737

	Oilfield Services – 0.16%
1,400	Liberty Energy, Inc.	27,247	36,666

	Other Financial Investment Activities – 3.02%
104,200	Urbana Corp.	423,623	677,377
6,900	Urbana Corp. Class A	23,305	40,379
		446,928	717,756

	Pipelines – 0.04%
201	Western Midstream Partners, LP.	8,773	8,796

	Real Estate – 0.03%
1	Aztec Land and Cattle Company, Ltd.	1,300	2,425
300	Tejon Ranch(3)	5,386	5,610
		6,686	8,035

	Real Estate Ops - Development – 0.87%
40,000	Bolt data and Energy, Inc. (2)(3)(4)	200,000	200,000
124	Fermi, Inc. (3)	1,335	1,136
		201,335	201,136

	Remediation and Other Water Management Services – 0.00%
100	Pure Cycle Corp.(3)	1,029	1,071
		1,029	1,071

	Securities and Commodity Exchanges – 4.54%
720	Bakkt Holdings, Inc.(3)	16,978	5,623
3,000	CNSX Markets, Inc.(2)(3)(4)	13,502	13,876
837	Diamond Standard, Inc.(2)(3)(4)	7,533	6,704
1,000	Intercontinental Exchange, Inc.	124,476	123,110
7,000	Miami International, Inc.(3)(6)	105,000	260,120
15,000	Miami International Holdings, Inc.(3)	521,664	557,400

See accompanying Notes to Consolidated Financial Statements.

RENN Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	COMMON EQUITIES – 87.32% (Continued)
	Securities and Commodity Exchanges – 4.54% (Continued)
4,350	TXSE Group, Inc.(2)(3)(4)	$100,050	$100,050
		889,203	1,066,883

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 1.64%
11,652	Grayscale Bitcoin Mini Trust(3)	273,031	302,369
4	Grayscale Ethereum Classic Trust(3)	46	15
1,579	Grayscale Bitcoin Trust(3)	16,646	71,876
114	iShares Bitcoin Trust(3)	4,037	3,795
4	iShares Silver Trust ETF(3)	111	214
		293,871	378,269

	Software Publisher – 2.10%
12,260	SB Technology, Inc.(2)(3)(4)	226,420	506,951

	Support Activities for Water Transportation – 7.29%
21,448	Landbridge Company LLC	368,273	1,699,540

	Surgical & Medical Instruments & Apparatus – 11.32%
585,000	Apyx Medical Corp.(3)	1,356,053	2,626,650

	Water, Sewage and Other Systems – 2.93%
19,664	Waterbridge Infrastructure LLC - Class A.(3)	393,280	673,885

	Total Common Equities	16,392,016	20,087,131

Shares or Principal Amount	Company	Cost	Value
	PREFERRED STOCKS – 1.29%
22,633	Diamond Standard, Inc. Junior-1 Preferred(2)(3)(4)	$135,800	$214,335
8,333	Diamond Standard, Inc. Junior-2 Preferred(2)(3)(4)	49,998	81,747
	Total Preferred Stocks	185,798	296,082

	TOTAL INVESTMENTS – 100.01%	19,201,118	23,006,517
	LIABILITIES LESS OTHER ASSETS – (0.01)%		(2,650)
	NET ASSETS — 100.00%		$23,003,867

See accompanying Notes to Consolidated Financial Statements.

RENN Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – (0.08)%
	EXCHANGE TRADED FUNDS – (0.07)%
(107)	Direxion Daily Energy Bear 2X Shares ETF	$(1,921)	$(1,397)
(34)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(10,800)	(2,160)
(34)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF	(9,949)	(1,419)
(193)	Direxion Daily S&P Biotech Bear 3X Shares ETF	(8,366)	(1,488)
(40)	Direxion Daily S&P Oil & Gas Bear 2X Shares ETF	(317)	(214)
(45)	ProShares Ultra VIX Short-Term Futures ETF(3)	(3,688)	(1,120)
(7)	ProShares Ultra Bloomberg Crude Oil ETF(3)	(284)	(231)
(11)	ProShares Ultra Bloomberg Natural Gas ETF(3)	(396)	(302)
(25)	ProShares UltraShort ETF(3)	(1,428)	(770)
(1)	ProShares UltraShort Bitcoin ETF	(42)	(70)
(74)	ProShares UltraShort Bloomberg Natural Gas ETF(3)	(2,139)	(1,676)
(56)	ProShares UltraShort Energy ETF	(1,613)	(1,196)
(48)	ProShares UltraShort NASDAQ ETF	(988)	(652)
(117)	ProShares VIX Short-Term Futures ETF(3)	(5,803)	(2,491)
(10)	2X Long Vix Futures ETF(3)(5)	(101)	(31)

	Total Exchange Traded Funds	(47,835)	(15,217)

Shares or Principal Amount	Company	Proceeds	Value
	EXCHANGE TRADED NOTES – (0.01)%
(140)	iPath Series B S&P VIX Short-Term Futures ETN(3)(5)	$(7,780)	$(3,093)

	Total Exchange Traded Notes	(7,780)	(3,093)

	TOTAL SECURITIES SOLD SHORT – (0.08)%	$(55,615)	$(18,310)

ADR - American Depository Receipt

(1)	The rate is the annualized seven-day yield at period end.

(2)	See Annual Report Note 5 - Fair Value Measurements.

(3)	Non-Income Producing.

(4)	Security is a private company thats is illiquid and valued at fair value.

(5)	Foreign security denominated in U.S. Dollars.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $426,704, which represents 1.85% of Net Assets.

See accompanying Notes to Consolidated Financial Statements.

RENN Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Money Market Funds	11.40%
Common Equities
Accommodations	0.30%
Communication Services	0.03%
Electric Power Generation, Transmission and Distribution	3.93%
Financial Services	0.64%
Industrial Specialties	0.69%
Live Sports (Spectator Sports)	1.48%
Metal Mining	2.09%
Medicinal Chemicals and Botanical Products	6.84%
Oil and Gas	36.51%
Oilfield Services	0.16%
Other Financial Investment Activities	3.02%
Pipelines	0.04%
Real Estate	0.03%
Real Estate Ops - Development	0.87%
Remediation and Other Water Management Services	0.00%
Securities and Commodity Exchanges	4.54%
Securities, Commodity Contracts and Other Financial Investments and Related Activities	1.64%
Software Publisher	2.10%
Support Activities for Water Transportation	7.29%
Surgical & Medical Instruments & Apparatus	11.32%
Water, Sewage and Other Systems	2.93%
Total Common Equities	87.32%
Preferred Stocks	1.29%
Total Investments	100.01%
Liabilities Less Other Assets	(0.01%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Financial Statements.

RENN Fund, Inc.

Consolidated Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

ASSETS
Investments in securities, at value:
Unaffiliated investments (cost $19,201,118)	$23,006,517
Cash	26,145
Cash held at broker	43,345
Receivables:
Investments sold	13,885
Dividends and interest receivable	12,002
Prepaid expenses and other assets	29,620
Total assets	23,131,514

LIABILITIES
Securities sold short, at value (proceeds $55,615)	18,310
Payables:
Investment securities purchased	40,466
Auditing fees	18,014
Fund administration and accounting fees	17,091
Printing and postage	10,866
Custody fees	7,286
Legal expense	6,592
Transfer agent fees and expenses	2,976
Accrued other expenses	6,046
Total liabilities	127,647

NET ASSETS	$23,003,867

Paid-in-capital	33,165,735
Total accumulated deficit	(10,161,868)
NET ASSETS	$23,003,867

Shares outstanding no par value (unlimited shares authorized)	7,015,786

Net asset value, offering and redemption price per share	$3.28

Market Price Per Common Share	$2.99

Market Price (Discount) to Net Asset Value Per Common Share	(8.84)%

See accompanying Notes to Consolidated Financial Statements.

RENN Fund, Inc.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Income
Dividends from unaffiliated investments (net of withholding tax of $2,622)	$68,852
Interest	44,584
Total investment income	113,436

Expenses
Fund accounting and administration fees	46,144
Shareholder reporting fees	19,413
Custody fees	16,229
Transfer agent fees and expenses	15,242
Professional fees	14,104
Stock exchange listing fees	8,624
Insurance fees	8,266
Directors’ fees	2,746
Dividends on securities sold short	134
Miscellaneous expenses	14,702
Total expenses	145,604
Net investment income	(32,168)

Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Unaffiliated Investments	(818,741)
Affiliated Investments	11,140
Securities sold short	609
Foreign currency transactions	220
Net realized gain	(806,772)
Net change in unrealized appreciation/depreciation on:
Unaffiliated Investments	4,009,372
Affiliated Investments	(6,163)
Securities sold short	6,482
Foreign currency translations	(27)
Net change in unrealized appreciation/depreciation	4,009,664
Net realized and unrealized loss	3,202,892

Net Increase in Net Assets from Operations	$3,170,724

See accompanying Notes to Consolidated Financial Statements.

RENN Fund, Inc.

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$(32,168)	$15,836
Net realized gain (loss) on investments, securities sold short, long term capital gain on mutual fund and foreign currency transactions	(806,772)	118,611
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	4,009,664	659,476
Net increase resulting from operations	3,170,724	793,923

Distributions to Shareholders
From net investment income	—	(150,503)
Net decrease resulting from distributions	—	(150,503)

Total increase in net assets	3,170,724	643,420

Net Assets
Beginning of period	19,833,143	19,189,723
End of period	$23,003,867	$19,833,143

See accompanying Notes to Consolidated Financial Statements.

RENN Fund, Inc.

Consolidated Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended June 30, 2026		For the Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022		2021
Net asset value, beginning of period	$2.83		$2.74	$1.97	$2.11	$2.85		$1.99
Income from Investment Operations:
Net investment income (loss)(1)	(0.00	)(2)	0.00 (2)	0.01	0.00 (2)	(0.00	)(2)	(0.03)
Net realized and unrealized gain (loss) on investments	0.45		0.11	0.78	(0.12)	(0.65)		0.91
Total from investment operations	0.45		0.11	0.79	(0.12)	(0.65)		0.88

Less Distributions:
From net investment income	—		(0.02)	(0.02)	(0.02)	0.00	(2)	(0.02)
Total distributions	—		(0.02)	(0.02)	(0.02)	0.00		(0.02)

Capital Share Transactions
Dilutive effect of rights offering	—		—	—	—	(0.09	)(4)	—

Net asset value, end of period	$3.28		$2.83	$2.74	$1.97	$2.11		$2.85
Per-share market value, end of period	$2.99		$2.57	$2.23	$1.71	$1.81		$2.65

Total net asset value return(3)	15.90	%(4)	4.13%	40.33%	(5.82%)	(25.82%)		44.40%
Total market value return(3)	16.36	%(4)	16.19%	31.58%	(4.70%)	(31.62%)		56.40%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$23,004		$19,833	$19,190	$13,837	$14,828		$16,979

Ratio of expenses to average net assets(7)	1.32	%(5)	1.56%	1.68%	1.87%	1.55%		1.45%
Ratio of net investment income (loss) to average net assets(7)	(0.29	%)(5)	0.08%	0.60%	0.07%	(0.12%)		(1.01%)

Portfolio turnover rate	7	%(4)	3%	2%	3%	2%		14%

(1)	Based on average shares outstanding for the period.

(2)	Rounds to less than 0.005.

(3)

Total net asset value return measures the change in net asset value per share over the period indicated. Total market value return is computed based upon the Fund’s unrounded New York Stock Exchange market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not Annualized.

(5)	Annualized.

(6)	Represents the impact of the Fund’s rights offering of 1,063,830 common shares in January 2022 at a subscription price based on a formula. See Note 11 for more information.

(7)	The expense and net investment income (loss) ratios do not nclude income or expenses of the exchanged traded funds or open end mutual fund in which the Fund invests.

See accompanying Notes to Consolidated Financial Statements.

RENN Fund, Inc.

Consolidated Notes to Financial Statements

As of June 30, 2026 (Unaudited)

Note 1 – Organization

RENN Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide shareholders with above-market rates of return through capital appreciation and income by a long-term, value oriented investment process that invests in a wide variety of financial instruments, including but not limited to, common stocks, fixed income securities including convertible and non-convertible debt securities or loans, distressed debt, warrants and preferred stock, exchange traded funds and exchange traded notes, and other instruments. In addition, the Fund may sell short stocks, exchange traded funds and exchange traded notes.

Horizon Kinetics Asset Management LLC (“Horizon” or the “Investment Advisor”), a registered investment adviser and wholly owned subsidiary of Horizon Kinetics LLC (“Horizon Kinetics”), serves as the Fund’s investment manager and is responsible for the Fund’s investment portfolio, subject to the supervision of the Board of Directors. Horizon has served as the Fund’s investment advisor since July 1, 2017.

The Fund is not part of a consolidated reporting entity and operates as a single reportable segment. The objective and strategy of the Fund is used by the Investment Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. There are no resources allocated to the Fund based on performance measurements. Horizon’s Chief Operating Officer, General Counsel and Chief Compliance Officer, who are also officers of the Fund, collectively act as the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(a) Consolidation of Subsidiary

On December 5, 2017, The Renn Fund, Inc. (Cayman) (the “Subsidiary”) was organized as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Horizon and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s Annual Report. As of June 30, 2026 total assets of the Fund were $23,131,514, of which $1,215,702, or approximately 5.26%, represented the Fund’s ownership of the Subsidiary.

The Fund can invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked, bitcoin, and other cryptocurrency linked instruments consistent with the Fund’s investment objectives and policies. By investing in its Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However the Fund wholly owns and controls its Subsidiary, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and net capital gains will be included each year in the Fund’s investment company taxable income.

(b) Valuation of Investments

All investments are stated at their estimated fair value, as described in Note 5.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Fund follows the provisions of Accounting Standards Codification ASC 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), which requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2022 through 2025, and as of and during the six months ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities may be segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Short-Term Investments

Short-term investment which are readily convertible into cash and have an original maturity of three months or less. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

The Fund invested a significant amount (10.91% of its net assets as of June 30, 2026) in the Fidelity Investment Money Market Government Portfolio Fund – Class III (“FCGXX”). FCGXX normally invests at least 99.5% of assets in U.S. government securities and repurchase agreements for those securities. FCGXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in FCGXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although FCGXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in FCGXX.

FCGXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the March 31, 2026 annual report of Fidelity Investment Money Market Government Portfolio Fund – Class III was 0.43%.

Note 3 – Principal Investment Risks

Investing in common stocks and other equity or equity-related securities has inherent risks that could cause you to lose money. Some of the principal risks of investing in the Fund are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Fund and your investment. These are not the only risks associated with an investment in the Fund. Rather, the risks discussed below are certain of the significant risks associated with the investment strategy employed by the Fund. The below does not discuss numerous other risks associated with an investment in the Fund, including risks associated with investments in non-diversified, closed-end registered investment funds generally, other business, operating and tax risks associated with an investment in the Fund, and economic and other risks affecting investment markets generally, all of which are beyond the scope of this discussion.

Liquidity Risks: The Investment Advisor may not be able to sell portfolio securities at an optimal time or price. For example, if the Fund is required or the advisor deems it advisable to liquidate all or a portion of a portfolio security quickly, it may realize significantly less than the value at which the investment was previously recorded.

Private Issuer Risks: In addition to the risks associated with small public companies, limited or no public information may exist about private companies, and the Fund will rely on the ability of our Investment Advisor to obtain adequate information to evaluate the potential returns from investing in these companies. If the Investment Advisor is unable to uncover all material information about these companies, the Fund may not make a fully informed investment decision and may lose money on the investment.

Interest Rate Risk: When interest rates increase, any fixed-income securities held by the Fund may decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. The negative impact on fixed-income securities from the resulting rate increases for that and other reasons could be swift and significant.

Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Advisor may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Advisor may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

Bitcoin Risk: The Fund may invest in investments related to bitcoin. Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investments related to bitcoin. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Fund’s investments related to bitcoin. The Fund’s investments related to bitcoin may trade at a premium or discount to the net asset value. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.

As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of the Fund’s investments related to bitcoin or the ability of the Fund’s investments related to bitcoin to continue to operate.

Short-Selling Risk: The Fund can sell securities short to the maximum extent permitted under the Investment Company Act of 1940 (the “1940 Act”). A short sale by the Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time the Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund. If the value of the security sold short increases between the time that the Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference (plus any expenses the Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Fund may incur interest or other expenses in selling securities short and such expenses are investment expenses of the Fund.

Investments in Leveraged/Inverse ETFs and ETNs: The Fund may invest long or short in leveraged/inverse ETFs and ETNs. Leveraged/inverse ETFs and ETNs are designed for investors who seek leveraged long or leveraged inverse exposure, as applicable, to the daily performance of an index. These instruments do not guarantee any return of principal and do not pay any interest during their term. In general, investors will be entitled to receive a cash payment, upon early redemption or upon acceleration, as applicable, that will be linked to the performance of an underlying index, plus a daily accrual and less a daily investor fee. Investors should be willing to forgo interest payments and, if the index on which the ETF or ETN is based declines or increases, as applicable, be willing to lose up to 100% of their investment. In many instances a leveraged or inverse ETF or ETN will seek to provide an investor with a corresponding multiple of the index it tracks (e.g., a three times leveraged long ETF that tracks the S&P 500 Index seeks to provide investors with three times the positive rate of return of the S&P 500 Index on a daily basis). Such ETFs and ETNs are very sensitive to changes in the level of their corresponding index, and returns may be negatively impacted in complex ways by the volatility of the corresponding index on a daily or intraday basis.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

Sector Concentration Risk: The Fund may, at certain times, have concentrations in one or more sectors which may cause the Fund to more sensitive to economic changes or events occurring in those sectors. As of June 30, 2026, the Fund had 36.51% invested in the Oil and Gas sector.

Oil and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by natural disasters or other catastrophes, economic conditions, government regulation, etc.

Note 4 – Investment Advisory Agreement

The Fund entered in to an Investment Advisor Agreement (the “Agreement”) with Horizon. Under the Agreement, Horizon is not paid an advisory fee on net assets less than $25 million and thereafter will charge a management fee of 1.0% on net assets above $25 million. Horizon performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund.

Note 5 – Fair Value Measurements

Investments are carried at fair value, as determined in good faith by Horizon, the Fund’s Board of Directors’ valuation designee. The fair values reported are subject to various risk including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a daily basis, as is necessary, Horizon prepares a valuation to determine fair value of the investments of the Fund. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Advisor will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

The Fund’s money market holdings publish daily NAVs and are listed as being available on Nasdaq and operate as stable NAV funds, which the Fund categorizes as a level 1 security.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs). The three levels of the fair value hierarchy are as follows:

●	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Money Market Funds	$2,623,304	$—	$—	$2,623,304
Common Equities	18,396,293	426,704	1,264,134	20,087,131
Preferred Stocks	—	—	296,082	296,082
Total Investments	$21,019,597	$426,704	$1,560,216	$23,006,517

	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Exchange Traded Funds	$15,217	$—	$—	$15,217
Exchange Traded Notes	3,093	—	—	3,093
Total Liabilities	$18,310	$—	$—	$18,310

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds(1)	Common Equities	Preferred Stocks	Warrants	Total
Beginning balance December 31, 2025	$—	$831,284	$326,798	$31,468	$1,189,550
Transfers into Level 3 during the period	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	—	306,427	(30,716)	(1,684)	274,027
Total realized gain/(loss)	—	—	—	—	—
Purchases	—	126,423	—	—	126,423
Sales	—	—	—	(29,784)	(29,784)
Return of capital distributions	—	—	—	—	—
Transfers out of Level 3 during the period	—	—	—	—	—
Ending balance June 30, 2026	$—	$1,264,134	$296,082	$—	$1,560,216
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at June 30, 2026	$—	$306,427	$(30,716)	$(1,684)	$274,027

(1) The convertible bonds have been fully removed from the portfolio as of June 30, 2026.

Investments in portfolio companies are being classified as Level 3. At June 30, 2026, Big League Advance, LLC., Bolt Data and Energy, Inc., CNSX Markets, Inc., Diamond Standard, Inc., Miami International Holdings, Inc., SB Technology, Inc., Tetra Digital Group, Inc., and TXSE Group, Inc. were private companies and shares are illiquid, thus qualifying as Level 3 securities. The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for these investments classified as Level 3 as of June 30, 2026:

Quantitative Information about Level 3 Fair Value Measurements
Portfolio Investment Company	Valuation Approach	Unobservable Input*	Input Range	Valuation Weighted Average of Input	Value at 6/30/2026	Impact to Valuation from an Increase in Input**
Big League Advance, LLC
Common Stock	Income Approach	Precedent Transaction	$66.81	N/A	$340,130	Increase
Bolt Data and Energy, Inc.
Common Stock	Cost Approach	Precedent Transaction	$5.00	N/A	$200,000	Increase
CNSX Markets, Inc
Common Stock	Market Approach	Precedent Transaction	$6.56	N/A	$13,876	Decrease
Diamond Standard, Inc.
Common Stock	Income Approach	Precedent Transaction	$8.01	N/A	$6,704	Decrease
		Discount for Lack of Marketability	7.5%	N/A		Decrease
Preferred Stock-	Income Approach	Volatility	115.1%	N/A	$214,335	Decrease
Junior 1		Risk Free Rate	4.2%	N/A		Decrease

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Portfolio Investment Company	Valuation Approach	Unobservable Input*	Input Range	Valuation Weighted Average of Input	Value at 6/30/2026	Impact to Valuation from an Increase in Input**
Preferred Stock-	Income Approach	Volatility	115.1%	N/A	$81,747	Decrease
Junior 2		Risk Free Rate	4.2%	N/A		Decrease
SB Technology, Inc.
Common Stock	Cost Approach	Precedent Transaction	$41.35	N/A	$506,951	Increase
Tetra Digital Group, Inc.
Common Stock	Cost Approach	Precedent Transaction	$1.20	N/A	$96,423	Increase
TXSE Group, Inc.
Common Stock	Cost Approach	Precedent Transaction	$23.00	N/A	$100,050	Increase

*

The Investment Advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

**

This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

Note 6 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

							Dividends and Distributions
Name of Issuer and Title of Issue	Value Beginning of Year	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Capital Gains	Income
Kinetics Spin-off and Corporate Restructuring Fund -
Institutional Shares	$26,648	$—	$24,308	$11,140	$—	$—	$—	$—
Total	$26,648	$—	$24,308	$11,140	$—	$—	$—	$—

Name of Issuer and Title of Issue	Shares Beginning of Year	Purchases	Sales	Stock Split	Shares End of Period
Kinetics Spin-off and Corporate
Restructuring Fund - Institutional shares	824	—	824	—	—
Total	824	—	824	—	—

Note 7 – Federal Income Tax Information

At June 30, 2026, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$19,145,539
Gross unrealized appreciation	$10,986,928
Gross unrealized depreciation	(7,144,260)
Net unrealized appreciation (depreciation) on investments	$(3,842,668)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$161,109
Undistributed long-term capital gains	—
Tax accumulated earnings	161,109
Accumulated capital and other losses	(13,148,375)
Net unrealized depreciation on investments	(345,318)
Net unrealized appreciation on foreign currency translations	(8)
Total accumulated deficit	$(13,332,592)

As of December 31, 2025, the Fund had accumulated capital loss carryforwards as follows:

Not subject to expiration:
Short-term	$66,253
Long-term	13,082,122
$13,148,375

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

During the tax year months ended December 31, 2025, the Fund utilized $59,306 and $67,741 of its short-term non-expiring capital loss carryforward.

The tax character of distributions paid during the tax years ended December 31, 2025 and 2024 were as follows:

Distributions paid from:	2025	2024
Ordinary income	$150,503	$156,950
Net long-term capital gains	—	—
Total distributions paid	$150,503	$156,950

Note 8 – Investment Transactions

For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were $888,383 and $781,309, respectively. During the same period, purchase and sales of securities sold short or securities covered, were $8,657 and $61 respectively.

Note 9 – Borrowings

The Fund has entered into a margin agreement with Fidelity Brokerage Services, LLC, which allows the Fund to borrow money. The margin agreement is not made for any specific term or duration but is due and payable at the brokerage firm’s discretion. The Fund has a policy allowing it to borrow not more than 33% of the Fund’s Net Asset Value as of the time of borrowing for purposes of taking advantage of investments deemed to be in the best interest of the Fund or to borrow such amounts as deemed necessary and prudent as a temporary measure for extraordinary or emergency purposes. Federal regulations under the 1940 Act require that the Fund maintain asset coverage in relation to any borrowed amount.

The Fund did not utilize the Fidelity Brokerage Services LLC margin account during the six months ended June 30, 2026. At June 30, 2026 the Fund had no outstanding borrowings under the margin account.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2026 (Unaudited)

Note 10 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 11 – Capital Share Transactions

On January 21, 2022, the Fund issued 1,063,830 common shares in connection with a rights offering. Stockholders of record December 10, 2021 were issued non-transferable rights for every share owned on that date. The subscription price was equal to lesser of (i) 105% of average closing NAV per share over the three days of trading leading up to and including the expiration of the expiration date and (ii) 90% of the average closing market price per share over the three days of trading leading up to and including the expiration date. The final subscription price was $1.98 per share, which resulted in proceeds to the Fund of $2,106,383, which included securities transferred in kind with a market value of $171,162. Horizon paid all expenses relating to the offering.

Note 12 – New Accounting Pronouncements

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Fund’s financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

RENN Fund, Inc.

Other Information

June 30, 2026 (Unaudited)

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. A copy of each such Form N-PORT is available on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request by calling collect (646) 495-7330. You may also obtain the description on the Fund’s website at www.horizonkinetics.com

Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30. It is filed with the SEC on Form N-PX and is available by calling collect (646) 495-7330 and on the SEC’s website at www.sec.gov.

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis. Stockholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested. You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, Equiniti Trust Company, LLC (“EQ”), You may terminate participation by notifying the Plan Agent in writing. If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately. Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, Equiniti Trust Company, LLC (“EQ”)., whose telephone number is (718) 921-8200 extension 6412 and whose address is 28 Liberty Street, Floor 53, New York, NY 10005.

RENN Fund, Inc.

Service Providers

June 30, 2026 (Unaudited)

Corporate Offices

RENN Fund, Inc.
c/o Horizon Kinetics Asset Management LLC — 8th Floor South
1270 Avenue of the Americas
27th Floor
New York, NY 10020
Phone: (646) 291-2300
Fax: (646) 403-3597
Website: https://horizonkinetics.com/products/closed-end-funds/renn/

Registrar and Transfer Agent

Equiniti Trust Company, LLC (“EQ”)
28 Liberty Street, Floor 53
New York, NY 10005
Phone: (877) 749-4980

Fund Administrator

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Phone: (215) 979-8800

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosure specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Murray Stahl, Co-Founder, Chairman, Chief Executive Officer and Chief Investment Officer of Horizon Kinetics Asset Management LLC (“HKAM”), the Fund’s investment adviser, and Co-Portfolio Manager of the Fund since 2017, passed away on April 7, 2026.

Peter Doyle, Co-Founder and Co-Chief Executive Officer of HKAM and a Co-Portfolio Manager of the Fund, remains Co-Portfolio Manager of the Fund, and succeeded Mr. Stahl as President, Chief Executive Officer and Chief Financial Officer of the Fund. Mr. Doyle has served as Co-Portfolio Manager of the Fund since 2021. He is compensated by an annual salary and distributions as a shareholder of Horizon Kinetics Holding Corporation. As of June 30, 2026, Mr. Doyle, through Horizon, is responsible for the oversight and management of 15 other registered investment companies with assets of $3,939,815, billion, 16 other pooled investment vehicles with assets of $1,901,006,808 billion, 1 non-pooled management fee account with assets of $73,968,696 million, and 129 other accounts with assets of $204,216,589 million. Mr. Doyle’s value of his ownership in the Fund was between $10,000-$50,000 at June 30, 2026.

Steven Bregman has served as Co-Portfolio Manager of the Fund since 2021 and remains a Co-Portfolio Manager of the Fund. Mr. Bregman is the President of HKAM. He is compensated by an annual salary and distributions as a shareholder of Horizon Kinetics Holding Corporation. As of June 30, 2026, Mr. Bregman, through Horizon, is responsible for the oversight and management of 6 other registered investment companies with assets of $2,739,293,072 billion, 11 other pooled investment vehicles with assets of $964,163,776 million, 1 non-pooled management fee account with assets of $73,968,696 million, and 1,315 other accounts with assets of $1,965,595,674 billion and 2 other accounts in which the advisory fee is based on performance with assets of $945,034 million. Mr. Bregman’s value of his ownership in the Fund was between $0-$10,000 at June 30, 2026.

Additionally, James Davolos has been added to the Fund’s Portfolio Management team. James Davolos is a Portfolio Manager and Research Analyst of the Fund. James joined the Firm in 2005 and currently serves as Co-Portfolio Manager for the Inflation Beneficiaries ETF (INFL), as well as several investment companies, private funds and separately managed accounts. James began his tenure on the investment team as a generalist analyst covering investment and research opportunities for various strategies managed by the Firm. James received a BBA in Finance from Loyola University in Maryland and an MBA from New York University. He is compensated with an annual salary and distributions as a shareholder of Horizon Kinetics Holding Corporation. The Fund does not have an incentive fee arrangement. As of June 30, 2026, Mr. Davolos, through Horizon, is responsible for the oversight and management of 11 other registered investment companies with assets of $3,949,023,861 billion, 14 other pooled investment vehicles with assets of $1,661,753,592 billion, 1 non-pooled management fee account with assets of $73,968,696 million, and 387 other accounts with assets of $1,001,831,476 billion. Mr. Davolos’ value of his ownership in the Fund was between $0 - $10,000 at June 30, 2026.

The Investment Adviser seeks to address potential conflicts of interest through the adoption of various policies and procedures, which include both electronic and physical safeguards.

The Fund does not have an incentive fee arrangement.

(b)	Information on the change in Portfolio Mangers is presented in Item 13(a).

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	An “Affiliated Purchaser” is defined as a person acting directly or indirectly, in concert with the Fund in the purchase of the Fund’s securities, or any person controlling, controlled by, or under common control with the Fund and thereby controlling the purchase of the Fund’s shares, but does not include an officer or director of the Fund who may properly authorize repurchase of the Fund’s shares pursuant to Rule 10b-18 of the Exchange Act of 1934. Purchases of the Fund’s shares during the six months ended June 30, 2026 by Affiliated Purchasers described in this paragraph are outlined in the table below.

(b)	Not applicable

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares* (or Units) Purchased	(b) Average Price Paid per Share (of unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 2026	22,680	$ 2.66	-	-
February 2026	22,246	2.76	-	-
March 2026	26,276	3.09	-	-
April 2026	5,670	3.21	-	-
May 2026	1,512	2.72	-	-
June 2026	17,076	2.78	-	-

*	Certain Affiliated Purchasers may own shares indirectly through other entities and disclaim beneficial ownership over all or a portion of their shares reported herein.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act. No such proposals were received.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports

(a)(2)	Not applicable to semi-annual reports.

(a)(3)	Certifications pursuant to Section 30a-2(a) of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(4)	There were no written solicitations.

(a)(5)	There is no change to the registrant’s independent public accountant.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By:	/s/ Peter Doyle
Peter Doyle
President, Chief Executive Officer and Chief Financial Officer of the Fund

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the undersigned on behalf of the Fund and in the capacities and on the date indicated.

RENN Fund, Inc.

By:	/s/ Peter Doyle
Peter Doyle
President, Chief Executive Officer and
Chief Financial Officer of the Fund
Date: September 4, 2026